Business activity, current context and acquisition of Subsidiaries - Additional information (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2022 PEN (S/)	Apr. 30, 2022 PEN (S/)	Dec. 31, 2022 PEN (S/) Clients	Dec. 31, 2021 PEN (S/) Clients	Dec. 31, 2020 PEN (S/)	Apr. 30, 2022 USD ($)	Mar. 31, 2022
Business activity, current context and acquisition of Subsidiaries [Line Items]
Outstanding Capital Stock Percentage			70.64%	70.64%
Borrowings			S/ 7,906,303,000	S/ 8,389,672,000
Rescheduled Loan			S/ 5,048,978,000	S/ 6,266,601,000	S/ 10,489,296,000
Act No 31171 [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Description of withdrawal			one-off withdrawal	one-off withdrawal
Number of clients | Clients				242,000
Total amount withdrawn				S/ 1,630,000,000
Act No 31480 [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Number of clients | Clients			261,000
Total amount withdrawn			S/ 767,470,000
Reactiva Peru [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Loans granted during the period					S/ 6,617,142,000
Borrowings			2,357,201,000	4,976,073,000
Peruvian Government [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Borrowings			2,040,379,000	4,421,999,000
Peruvian Government [Member] | Reactiva Peru [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
accured Interest on borrowings			57,254,000	79,936,000
Peruvian Government [Member] | Reactiva Peru [Member] | Rescheduled loans [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Borrowings			1,473,770,000	1,974,180,000
Amount of modification made during the period for bank loans			S/ 133,046,000	S/ 2,012,855,000
Banco Internacional del Per SAA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			99.30%	99.30%
Interseguro Compaa de Seguros SA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			99.84%	99.84%
Inteligo Group Corp [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			100.00%	100.00%
Izipay [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned		100.00%
Percentage of voting equity interests acquired		50.00%				50.00%	50.00%
Cash transferred		S/ 312,647,000				$ 83,775,000
Fair value adjustment on the participation held in subsidiaries	S/ 222,513,000
Acquisiton related cost recognized as expense	S/ 381,000
Revenue of acquiree		595,360,000
Profit (loss) of acquiree		41,075,000
Revenue of combined entity as if combination occurred at beginning of period		754,284,000
Profit (loss) of combined entity as if combination occurred at beginning of period		S/ 51,182,000
Intercorp Per Ltd [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Issued capital stock, Percentage			70.65%	70.65%